INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of intangible assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2023	$5,791.8	$25,759.0	$48,675.8	$11,701.9	$91,928.5
Additions	-	461.1	4,947.4	621.3	6,029.8
Disposals or retirements	-	-	(4,289.2)	-	(4,289.2)
Effect of exchange rate changes	4.6	1.3	(17.0)	24.2	13.1

Balance at December 31, 2023	$5,796.4	$26,221.4	$49,317.0	$12,347.4	$93,682.2

Accumulated amortization and impairment

Balance at January 1, 2023	$-	$17,696.4	$38,838.4	$9,394.5	$65,929.3
Additions	-	2,792.4	5,308.1	1,157.7	9,258.2
Disposals or retirements	-	-	(4,289.1)	-	(4,289.1)
Effect of exchange rate changes	-	1.3	(10.7)	26.5	17.1

Balance at December 31, 2023	$-	$20,490.1	$39,846.7	$10,578.7	$70,915.5

Carrying amounts at December 31, 2023	$5,796.4	$5,731.3	$9,470.3	$1,768.7	$22,766.7

Cost

Balance at January 1, 2024	$5,796.4	$26,221.4	$49,317.0	$12,347.4	$93,682.2
Additions	-	2,378.4	9,166.4	977.4	12,522.2
Disposals or retirements	-	(32.5)	(5,235.3)	(210.6)	(5,478.4)
Effect of exchange rate changes	274.5	(0.8)	31.0	19.2	323.9

Balance at December 31, 2024	$6,070.9	$28,566.5	$53,279.1	$13,133.4	$101,049.9

Accumulated amortization and impairment

Balance at January 1, 2024	$-	$20,490.1	$39,846.7	$10,578.7	$70,915.5
Additions	-	2,730.0	5,470.2	985.9	9,186.1
Disposals or retirements	-	(32.5)	(5,235.3)	(102.0)	(5,369.8)
Effect of exchange rate changes	-	(0.8)	19.1	17.3	35.6

Balance at December 31, 2024	$-	$23,186.8	$40,100.7	$11,479.9	$74,767.4

Carrying amounts at December 31, 2024	$6,070.9	$5,379.7	$13,178.4	$1,653.5	$26,282.5
					(Continued)

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2025	$6,070.9	$28,566.5	$53,279.1	$13,133.4	$101,049.9
Additions	-	1,218.1	5,846.7	317.5	7,382.3
Disposals or retirements	-	(82.5)	(667.7)	(74.9)	(825.1)
Effect of exchange rate changes	(179.8)	0.3	(6.7)	(38.9)	(225.1)

Balance at December 31, 2025	$5,891.1	$29,702.4	$58,451.4	$13,337.1	$107,382.0

Accumulated amortization and impairment

Balance at January 1, 2025	$-	$23,186.8	$40,100.7	$11,479.9	$74,767.4
Additions	-	1,408.6	6,447.4	556.4	8,412.4
Disposals or retirements	-	(82.5)	(663.2)	-	(745.7)
Effect of exchange rate changes	-	0.3	(5.4)	0.4	(4.7)

Balance at December 31, 2025	$-	$24,513.2	$45,879.5	$12,036.7	$82,429.4

Carrying amounts at December 31, 2025	$5,891.1	$5,189.2	$12,571.9	$1,300.4	$24,952.6
					(Concluded)